SUBSEQUENT EVENTS (Details)		2 Months Ended	6 Months Ended	8 Months Ended
	Feb. 22, 2021 USD ($) D $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Jul. 23, 2021 $ / shares	Feb. 20, 2021 USD ($)	Jul. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001
Churchill Capital Corp IV
Subsequent Event [Line Items]
Values of shares issued		$ 25,000		$ 25,000
Fee payable to service provider upon the consummation of a Business Combination						$ 6,000,000
Fee payable to service provider upon consummation of the financing						500,000
Threshold maximum out-of-pocket expenses						$ 125,000
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Amounts borrowed		$ 300,000	$ 1,500,000	$ 550,000
Convertible promissory note with Sponsor | Churchill Capital Corp IV
Subsequent Event [Line Items]
Maximum borrowing capacity of related party promissory note	1,500,000
Maximum loans convertible into warrants	$ 1,500,000
Price of warrants (in dollars per share) | $ / shares	$ 1.00
Amounts borrowed	$ 1,500,000
Merger Agreement with Merger Sub and Atieva | Churchill Capital Corp IV
Subsequent Event [Line Items]
Consideration	$ 11,750,000,000
Number of business days prior to closing date considered for determination of Equity Value	2
Class A Common Stock
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares					$ 0.0001
Class A Common Stock | Churchill Capital Corp IV
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001			$ 0.0001
Share price | $ / shares			$ 12.00	$ 12.00
Class A Common Stock | Common Stock Subscription Agreements | PIPE Investors | Churchill Capital Corp IV
Subsequent Event [Line Items]
Values of shares issued	$ 2,500,000,000
Share price | $ / shares	$ 15
Class A Common Stock | Merger Agreement with Merger Sub and Atieva | Churchill Capital Corp IV
Subsequent Event [Line Items]
Par value (in dollars per share) | $ / shares	0.0001
Merger consideration (in dollars per share) | $ / shares	$ 10.00